COMMITMENTS AND CONTINGENCIES - Operating lease related assets and liabilities (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2025	Jun. 30, 2024
COMMITMENTS AND CONTINGENCIES
Total operating lease assets	¥ 820,786	¥ 154,613
Operating lease liabilities - current	201,313	67,938
Operating lease liabilities - long-term	621,962	91,471
Total operating lease liabilities	¥ 823,275	¥ 159,409